Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
Schedule of recognized as an asset and operating lease liabilities

As of June 30, 2023:
Weighted average remaining lease term – operating leases, in years	3.73
Weighted average discount rate – operating leases	6.25%

As of December 31, 2022:
Weighted average remaining lease term – operating leases, in years	4.06
Weighted average discount rate – operating leases	6.25%

Schedule of future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases

Operating
Leases
Year ending December 31:	(in thousands)
2023 (remaining six months)	$413
2024	727
2025	352
2026	352
2027	352
Thereafter	88
Total future minimum lease payments	$2,284
Imputed interest	(245)
Total liability	$2,039

Operating
Leases
Year ending December 31:	(in thousands)
2023	$823
2024	727
2025	352
2026	352
2027	352
Thereafter	88
Total future minimum lease payments	$2,694
Imputed interest	(314)
Total liability	$2,380